Note 3 - Acquisitions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Payments to Acquire Intangible Assets	$ 2,063,361
Business Acquisition, Percentage of Voting Interests Acquired	70.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid		$ 2,848,507